Revenue from Product Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenue [Abstract]
Gold income	$ 3,439	$ 3,203	$ 3,255
By-products	86	133	139
Revenue from product sales	$ 3,525	$ 3,336	$ 3,394